9 Long Term Bank Loan	3 Months Ended
Sep. 30, 2012
Notes
9 Long Term Bank Loan

9              LONG TERM BANK LOAN

During the three months ended September 2012, the company entered into a loan agreement with Beijing International Trust Co., Ltd and obtained a new loan of $7,107,545 with a term of two years. The loan bears an 18.0% interest per annum and will mature on September 23, 2014.